Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 19, 2021	Mar. 31, 2016	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2023	Mar. 31, 2018	Mar. 31, 2024	Mar. 31, 2019	Mar. 31, 2025	Mar. 31, 2020	Mar. 31, 2026	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000156058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Class
Accumulated Value		$ 10,000			$ 11,441		$ 13,278		$ 13,252		$ 11,483		$ 17,937	$ 17,804	$ 17,214	$ 20,704	$ 23,176	$ 27,845
C000008460 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		10,000			11,430		13,259		13,232		11,464		17,909	17,775	17,195	20,681	23,139	27,792
C000008463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Accumulated Value		10,000			11,312		12,987		12,824		10,985		16,976	16,662	15,953	18,989	21,191	25,399
C000008461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		9,425			10,744		12,434		12,376		10,691		16,663	16,500	15,924	19,103	21,318	25,551
C000008464 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		9,425			10,757		12,831		14,469		13,199		21,380	22,970	19,902	25,229	24,055	28,357
C000008466 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Accumulated Value		10,000			11,328		13,410		15,008		13,575		21,808	23,233	19,965	25,101	23,932	28,213
C000074340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		10,000			11,438		13,682		15,467		14,140		22,963	24,720	21,468	27,284	26,071	30,807
C000101896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Class
Accumulated Value		10,000			11,450		13,696		15,491		14,176		23,036	24,831	21,595	27,481	26,289	31,095
C000217963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000			11,413		13,613		15,351		14,009		22,775	24,571	21,394	27,250	26,092	30,890
C000262332 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000			11,438		13,669		15,091		15,185		24,684	27,271	24,179	34,195	35,311	42,729
C000074342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Class
Accumulated Value		10,000			11,476		13,765		15,250		15,403		25,126	27,851	24,780	35,170	36,444	44,064
C000074341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		10,000			11,464		13,734		15,199		15,339		24,993	27,679	24,598	34,885	36,109	43,634
C000008469 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Accumulated Value		10,000			11,349		13,465		14,749		14,735		23,767	26,059	22,934	32,194	33,245	40,038
C000008467 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		9,425			10,780		12,882		14,222		14,311		23,264	25,702	22,787	32,227	33,279	40,079
C000109254 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		9,425			10,786		11,879		12,332		11,205		18,979	20,761	19,408	23,842	25,458	28,521
C000109255 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Accumulated Value		10,000			11,357		12,417		12,793		11,540		19,398	21,062	19,533	23,810	25,423	28,483
C000109257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		10,000			11,477		12,674		13,198		12,029		20,436	22,422	21,018	25,902	27,736	31,163
C000109256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Class
Accumulated Value		10,000			11,484		12,694		13,227		12,064		20,508	22,508	21,109	26,021	27,873	31,325
C000117283 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Class
Accumulated Value		10,000			10,428		10,826		11,254		10,908		12,680	12,495	12,240	13,237	13,906	14,531
C000117282 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		10,000			10,428		10,814		11,220		10,875		12,623	12,420	12,154	13,131	13,781	14,399
C000117281 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Accumulated Value		10,000			10,322		10,604		10,898		10,452		12,009	11,706	11,336	12,122	12,693	13,218
C000117280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		9,425			9,791		10,130		10,494		10,145		11,740	11,533	11,258	12,124	12,694	13,220
C000206050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		9,500			10,786		13,628		13,193		11,453		21,423	16,033	13,572	14,546	14,762	16,986
C000206051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Accumulated Value		10,000			11,275		14,140		13,582		11,707		21,739	16,156	13,559	14,432	14,537	16,618
C000140622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		10,000			11,383		14,436		14,000		12,185		22,860	17,171	14,573	15,676	15,956	18,415
C000140623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Class
Accumulated Value		10,000			11,403		14,463		14,038		12,232		22,966	17,269	14,660	15,784	16,076	18,567
C000227353 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		10,000			11,403		14,463		14,038		12,232		22,966	17,274	14,677	15,802	16,101	18,613
C000226979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Class
Accumulated Value	$ 10,000		$ 9,506			$ 9,187		$ 10,032		$ 10,814		$ 11,582
C000226978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class Y
Accumulated Value		10,000			10,726		11,010		11,383		11,251		12,801	12,420	12,024	13,114	14,076	15,062
C000226976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Accumulated Value		10,000			10,635		10,821		11,058		10,866		12,252	11,759	11,274	12,208	12,969	13,733
C000226977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		9,525			10,207		10,453		10,752		10,638		12,076	11,686	11,285	12,274	13,139	14,019
MSCI All Country World Ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Ex USA Index
Accumulated Value		10,000			11,313		13,183		12,628		10,661		15,929	15,693	14,897	16,872	17,899	22,358
Bloomberg World ex US Large And Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg World ex US Large & Mid Cap Index
Accumulated Value		10,000			11,333		13,201		12,711		10,778		16,145	15,919	15,070	16,942	18,048	22,342
Bloomberg US 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US 3000 Index
Accumulated Value		10,000			11,817		13,454		14,625		13,277		21,652	24,218	22,087	28,569	30,543	36,133
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Accumulated Value		10,000			11,807		13,438		14,616		13,282		21,587	24,161	22,088	28,558	30,620	36,157
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,000	10,000	$ 9,302.91		10,044	$ 8,857.92	10,165	$ 9,008.32	10,620	$ 9,447.89	11,569	$ 9,858.74	11,651	11,168	10,633	10,814	11,342	11,835
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value		10,000			11,721		14,644		13,559		11,161		17,677	15,668	13,991	15,132	16,356	21,190
Bloomberg US Mid Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Mid Cap Growth Index
Accumulated Value		10,000			11,528		13,364		14,724		13,204		22,666	23,580	21,179	26,254	26,136	29,821
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Growth Index
Accumulated Value		10,000			11,407		13,658		15,231		13,792		23,254	23,047	21,084	26,625	27,577	30,213
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Growth Index
Accumulated Value		10,000			11,627		14,076		15,773		15,704		25,803	29,121	25,953	35,803	38,375	45,569
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Growth Index
Accumulated Value		10,000			11,576		14,036		15,825		15,969		25,989	29,882	26,624	37,007	39,880	47,382
Bloomberg US 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US 1000 Growth Index
Accumulated Value		10,000			11,573		13,758		15,592		15,520		25,178	28,233	25,186	33,886	36,376	42,938
Bloomberg Emerging Markets Large And Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Emerging Markets Large & Mid Cap Index
Accumulated Value		$ 10,000			$ 11,868		$ 14,659		$ 13,872		$ 11,662		$ 18,473	$ 16,694	$ 14,925	$ 15,868	$ 17,274	$ 21,817